Share-Based Payment	12 Months Ended
Dec. 31, 2020
Share-Based Payment [Abstract]
Share-based payment

Note 17 – Share-based payment

A.	During 2018, the Company granted to employees, a consultant and officers 2,652,500 non-tradable share options, which are exercisable into 2,652,500 Ordinary Shares. The share options vest over a period of one to three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.28 to $1.59 for each share option. Some of the share options include a cashless exercise mechanism.

During 2019, the Company granted to employees, officers and consultants 6,029,000 non-tradable share options, which are exercisable into 6,029,000 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.14 to $0.17 for each share option. Some of the share options include a cashless exercise mechanism.

During 2019, the Company granted to employees 2,723,500 restricted shares units (“RSUs”). The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years.

During 2020, the Company granted to employees, officers and consultants 5,400,000 non-tradable share options, which are exercisable into 5,400,000 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.70 to $4.12 for each share option. Some of the share options include a cashless exercise mechanism.

During 2020, the Company granted to employees 1,530,000 RSUs. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.

During 2020, the Company granted to underwriters in public offerings in the U.S. an aggregate of 7,365,289 warrants, which are exercisable into 7,365,289 Ordinary Shares. The exercise prices range between $0.875 to $9.375 for each warrant. The warrants are exercisable 6 months from the issuance date, and expire 5 years after the issuance date.

B.	In January 2018, the Company issued non-tradable share options to purchase 300,000 Ordinary Shares to directors of the Company at an exercise price of $1.59 per share. The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the share options include a cashless exercise mechanism.

In July 2019, the Company issued non-tradable share options to purchase 2,545,000 Ordinary Shares to directors of the Company at an exercise price of $0.15 per share. One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In July 2020, the Company issued non-tradable share options to purchase 440,000 Ordinary Shares to directors of the Company at an exercise price of $0.70 per share. The share options are vested over a period of no more than 3 years from the grant date. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In December 2019, the Company signed an agreement for options grants in January 2, 2020 to purchase 286,172 ADSs with Yoav Stern, the Company’s Chief Executive Officer (“CEO”) and President, with an exercise price of $2.86 per ADS. The vesting start date of the share options is January 2, 2020.

In March 2020, the Company issued options to purchase 294,828 ADSs to Yoav Stern, the Company’s CEO and President, with an exercise price of $1.09 per ADS. 99.9% of the options vest at the grant date, and the remaining options will vest 3 years after the grant date.

In August 2020, following the approval of our shareholders, in consideration for his services as the Company’s President and CEO, and as appropriate incentive, the Company entered into a private placement of warrants (the “Stern Transaction”) with its CEO and President, Mr. Yoav Stern. In consideration of $150,000, the Company issued to Mr. Stern warrants to purchase 6,880,402 ADSs of the Company. The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years. Simultaneously with the issuance of the warrants, Mr. Stern forfeited options to purchase 581,000 ADSs, previously granted to him, as described above. In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital. The exercise price per ADS under the Series B Warrants will be the average of the daily volume weighted average price of the ADSs for the 10 consecutive trading days ending on the trading day that is immediately prior to the date of the applicable notice to purchase the Series B Warrants. The grant of the warrants was treated as a modification of the terms of equity-classified share based payment under IFRS 2. The fair value of the grant was measured at the grant date in an amount of approximately $18.7 million, and is recorded as share-based compensation expenses through the vesting period. In the same general meeting that approved the Stern Transaction, the Company’s shareholders approved the amended terms of compensation of the Company’s CEO and President. After the reporting date, in January 2021, Mr. Stern exercised 30% of the series A warrants.

In September 2020, the Company issued 1,500,000 warrants to purchase 1,500,000 ADSs to the Company’s director, Mr. Yaron Eitan, in consideration of $150,000. The warrants have an exercise price of $2.25 per ADS, will vest over a period of three years and will expire after 7 years.

C.

The fair value of share options is measured using the Black-Scholes formula or the Binomial pricing model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the share options granted:

	17.A- Consultants and Employees	17.B- Directors and CEO (*)
Number of share options granted	14,638,264	8,942,202 (*)
Fair value in the grant date (thousands USD)	43,979	23,434
Range of share price (USD)	0.74-89.83	1.38-94.64
Range of exercise price (USD)	0-114.77	0.7-92.04
Range of expected share price volatility	40.3%-104.96%	53.75-104.96%
Range of estimated life (years)	4-9	4-7
Range of weighted average of risk-free interest rate	0.36-1.98%	0.88%-1.32%
Expected dividend yield	-	-
Outstanding as of December 31, 2020	12,603,828	8,839,482
Exercisable as of December 31, 2020	880,734	8,679,113

(*)	The options granted to directors and the CEO do not include the series B warrants which the CEO is entitled to purchase, since the number of those warrants is not yet determined.

D.	The number of share options and RSUs granted to employees and consultants, and included in Note 17.A are as follows:

	2019(*)	2020
Outstanding at January 1	112,944	521,138
Granted during the year	461,223	14,295,289
Exercised during the year	(24)	(1,703,902)
Forfeited or expired during the year	(53,005)	(508,697)
Outstanding at December 31	521,138	12,603,828
Exercisable as of December 31	53,831	880,734

The number of share options granted to directors and the CEO included in Note 17.B are as follows:

	2019	2020
Outstanding at January 1	41,400	78,435
Granted during the year	50,900	8,820,402
Exercised during the year	-	-
Forfeited or expired during the year	(13,865)	(59,355)
Outstanding at December 31	78,435	8,839,482
Exercisable as of December 31	40,275	8,679,113

E.	The share-based payments expenses in 2020 were $20,502,000 (in 2019: $445,000). In addition, the fair value of the warrants granted to underwriters in 2020 were $25,718,000 and has been recorded as a deduction of share premium.